INVESTMENTS IN EQUITY INSTRUMENTS	9 Months Ended
Sep. 30, 2024
Investments In Equity Instruments [Abstract]
INVESTMENTS IN EQUITY INSTRUMENTS

NOTE 8. INVESTMENTS IN EQUITY INSTRUMENTS
The Group's Investments in Equity Instruments are detailed in Schedule A.